NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
Disclosure Of Nature Of Operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

SilverCrest Metals Inc. (the "Company" or "SilverCrest") is a Canadian precious metals producer headquartered in Vancouver, BC. The Company was incorporated under the Business Corporations Act (British Columbia). The common shares of the Company trade on the Toronto Stock Exchange ("TSX") under the symbol "SIL" and on the NYSE-American under the symbol "SILV". The head office and principal address of the Company is 501-570 Granville Street, Vancouver, BC, Canada, V6C 3P1. The address of the Company's registered and records office is 19th Floor, 885 West Georgia Street, Vancouver, BC, Canada, V6C 3H4.

The Company's principal focus is operating the Las Chispas Mine, located in Sonora, Mexico, which was ready for its intended use and therefore reached commercial production effective November 1, 2022. Please refer to note 3 "Critical Judgements and Estimates - Critical Judgements in Applying Accounting Policies" for further details.